Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other current payables [abstract]
Schedule of accounts payable and accrued liabilities
December 31,		December 31,
	2020		2019
	$		$
Trade payables	16,949		30,422
Other payables and accrued liabilities	13,368		14,488
	30,317		44,910